Loss per share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of net loss per share

Numerator:
Net loss for the period from August 15, 2022 through September 30, 2022	$(34,741)
Less: Net loss attributable to non-controlling interests for the period from August 15, 2022 through September 30, 2022	(16,933)
Net loss for the period from August 15, 2022 through September 30, 2022 attributable to Rubicon Technologies, Inc. – Basic and diluted	$(17,808)

Denominator:
Weighted average shares of Class A Common Stock outstanding – Basic and diluted	48,670,776

Net loss per share attributable to Class A Common Stock – Basic and diluted	$(0.37)